UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$4,080	$4,729,740
County of Jefferson Alabama, RB, Series
A, 5.25%, 1/01/19	2,910	2,913,201
		7,642,941
Arizona — 3.0%
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	10,030	10,434,008
5.00%, 12/01/37	9,460	9,819,953
		20,253,961
California — 18.5%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	4,445	5,145,087
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus, Sub-
Series C, 11.01%, 6/01/55 (a)	17,855	181,407
California Health Facilities Financing
Authority, RB:
Stanford Hospital and Clinics,
Series A, 5.00%, 8/15/51	2,305	2,527,986
Sutter Health, Series B,
6.00%, 8/15/42	6,230	7,482,230
California State Public Works Board, RB,
Various Capital Projects, Sub-Series 1,
6.38%, 11/01/34	2,315	2,812,146
California Statewide Communities
Development Authority, RB, 5.00%,
4/01/42	4,295	4,701,221
City of Los Angeles Department of
Airports, Refunding RB, Series A,
5.25%, 5/15/39	1,560	1,757,730
Foothill Eastern Transportation Corridor
Agency California, Refunding RB, CAB
(a):
6.07%, 1/15/32	54,635	17,070,159
6.09%, 1/15/38	75,000	16,285,500
Foothill-De Anza Community College
District, GO, Series C, 5.00%,
8/01/40	7,000	8,097,110
Los Angeles Regional Airports
Improvement Corp. California,
Refunding RB, Facilities LAXFUEL
Corp., LA International, AMT (AMBAC),
5.50%, 1/01/32	13,320	13,331,322
Murrieta Community Facilities District
Special Tax California, Special Tax
Bonds, District No. 2, The Oaks
Improvement Area A, 6.00%, 9/01/34	5,000	5,075,800
San Marcos Unified School District, GO,
CAB, Election of 2010, Series B (a):
4.99%, 8/01/34	3,500	1,183,455
5.12%, 8/01/36	4,000	1,188,800

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO:
6.00%, 3/01/33	$4,970	$6,122,245
6.50%, 4/01/33	20,410	25,493,315
State of California, GO, Refunding,
5.00%, 10/01/41	5,935	6,476,806
		124,932,319
Colorado — 2.0%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	2,115	2,224,747
Colorado Health Facilities Authority,
Refunding RB:
Evangelical Lutheran Good
Samaritan Society Project,
5.00%, 12/01/42	3,450	3,656,000
Catholic Health, Series A,
5.50%, 7/01/34	4,205	4,806,315
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	2,530	2,679,118
		13,366,180
Connecticut — 2.3%
Connecticut State Health & Educational
Facility Authority, RB, Ascension
Health Senior Credit, 5.00%,
11/15/40	2,710	2,984,035
State of Connecticut, GO, Refunding:
Series C, 5.00%, 6/01/23	6,160	7,772,565
Series C, 5.00%, 6/01/24	3,925	4,906,878
		15,663,478
Delaware — 1.6%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	2,225	2,526,554
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	7,950	8,605,716
		11,132,270
District of Columbia — 4.0%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.75%, 5/15/40	23,035	23,495,470
Metropolitan Washington Airports
Authority, Refunding RB, First Senior
Lien, Series A:
5.00%, 10/01/39	990	1,087,307
5.25%, 10/01/44	2,465	2,729,642
		27,312,419

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 5.6%
Citizens Property Insurance Corp., RB,
Senior Secured, Series A-1:
5.00%, 6/01/19	$5,465	$6,276,334
5.00%, 6/01/21	3,330	3,841,621
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	2,280	2,589,943
Highlands County Florida Health
Facilities Authority, RB, Series 2006-
G, 5.13%, 11/15/32 (b)	1,000	1,066,610
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	6,575	7,185,817
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	4,450	5,616,835
Orange County Health Facilities
Authority, Refunding RB:
5.00%, 6/01/32	600	616,344
Mayflower Retirement Center,
5.00%, 6/01/36	125	127,135
Mayflower Retirement Center,
5.13%, 6/01/42	1,925	1,979,266
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series A, 7.10%,
5/01/35	3,590	2,692,895
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	5,575	5,620,715
		37,613,515
Georgia — 1.7%
DeKalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	1,650	1,825,312
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	5,000	5,583,900
Richmond County Development
Authority, Refunding RB, International
Paper Co. Project, Series A, AMT,
6.00%, 2/01/25	4,000	4,053,320
		11,462,532
Hawaii — 0.5%
State of Hawaii, RB, Series A, 5.25%,
7/01/30	2,660	3,115,685
Illinois — 11.0%
Chicago Board of Education Illinois, GO,
Series A, 5.50%, 12/01/39	4,110	4,791,520
Chicago Transit Authority, RB, Sales Tax
Receipts Revenue, 5.25%, 12/01/40	2,055	2,344,406
City of Chicago Illinois, GO, Project,
Series A:
5.00%, 1/01/33	4,435	5,002,591

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO, Project,
Series A (concluded):
5.00%, 1/01/34	$4,430	$4,959,031
City of Chicago Illinois, Refunding RB,
Series A, 5.25%, 1/01/38	1,605	1,842,508
City of Chicago Illinois O'Hare
International Airport, RB, Third Lien,
Series C, 6.50%, 1/01/41	11,385	13,977,137
Illinois Finance Authority, RB:
Advocate Health Care, Series
C, 5.38%, 4/01/44	10,630	11,712,453
MJH Education Assistance IV
LLC, Sub-Series B, 5.38%,
6/01/35 (c)(d)	1,675	167,450
Navistar International
Recovery Zone, 6.50%,
10/15/40	1,780	1,840,306
Illinois Finance Authority, Refunding RB:
5.00%, 11/15/37	1,895	2,110,708
5.00%, 11/15/42	3,450	3,819,668
Central Dupage Health, Series
B, 5.50%, 11/01/39	3,160	3,557,117
Friendship Village
Schaumburg, Series A,
5.63%, 2/15/37	470	471,969
Metropolitan Pier & Exposition Authority,
Refunding RB, McCormick Place
Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,905	4,223,843
Series B-2, 5.00%, 6/15/50	6,155	6,659,710
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	2,625	3,063,165
6.00%, 6/01/28	2,245	2,612,529
State of Illinois, RB, Build Illinois, Series
B, 5.25%, 6/15/34	1,240	1,408,764
		74,564,875
Indiana — 1.3%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	1,925	1,176,521
Indiana Finance Authority, RB:
First Lien, CWA Authority,
Series A, 5.25%, 10/01/38	3,080	3,564,792
Sisters of St. Francis Health,
5.25%, 11/01/39	1,655	1,818,928
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	2,150	2,507,502
		9,067,743

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa — 0.6%
Iowa Student Loan Liquidity Corp.,
Refunding RB, Senior Series A-1, AMT,
5.15%, 12/01/22	$3,830	$4,321,427
Kansas — 0.5%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	3,275	3,573,254
Kentucky — 0.3%
Kentucky Economic Development
Finance Authority, RB, Owensboro
Medical Health System, Series A,
6.38%, 6/01/40	1,490	1,753,268
Louisiana — 2.9%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%,
11/01/35	6,535	7,570,405
Parish of Saint John the Baptist
Louisiana, RB, Marathon Oil Corp.,
Series A, 5.13%, 6/01/37	4,340	4,609,210
State of Louisiana Gasoline & Fuels Tax,
RB, Second Lien, Series B, 5.00%,
5/01/45	6,355	7,148,295
		19,327,910
Maine — 0.3%
Maine State Turnpike Authority, RB,
5.00%, 7/01/42	1,715	1,972,353
Maryland — 1.3%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	855	932,207
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,760	1,905,147
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Charlestown Community, 6.25%,
1/01/41	4,295	4,903,859
Montgomery County Housing
Opportunities Commission, RB, Series
D, AMT, 5.50%, 1/01/38	825	868,725
		8,609,938
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	3,535	3,853,610

Municipal Bonds	Par (000)	Value
Michigan — 2.5%
City of Detroit Michigan Water Supply
System, RB, Series A, 5.25%,
7/01/41	$6,015	$6,311,539
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	2,700	2,997,189
Lansing Board of Water & Light Utilities,
RB, Series A, 5.50%, 7/01/41	2,870	3,400,491
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	4,230	4,459,774
		17,168,993
Minnesota — 2.1%
Tobacco Securitization Authority
Minnesota, Refunding RB, Series B:
5.25%, 3/01/25	8,780	10,187,522
5.25%, 3/01/31	3,700	4,162,241
		14,349,763
Mississippi — 2.1%
City of Gulfport Mississippi, RB,
Memorial Hospital at Gulfport Project,
Series A, 5.75%, 7/01/31	14,025	14,045,757
Missouri — 0.3%
Missouri State Health & Educational
Facilities Authority, RB, Senior Living
Facilities, Lutheran Senior Home,
5.50%, 2/01/42	2,035	2,160,661
Multi-State — 2.6%
Centerline Equity Issuer Trust, 6.80%,
10/31/52 (e)(f)	16,000	17,596,160
Nebraska — 1.3%
Central Plains Energy Project Nebraska,
RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,708,419
5.00%, 9/01/42	2,815	2,895,763
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.63%, 1/01/40	3,280	3,652,411
Lancaster County Hospital Authority No.
1, Refunding RB, Immanuel Obligation
Group, 5.63%, 1/01/40	600	668,124
		8,924,717
Nevada — 0.7%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	4,550	4,776,772
New Jersey — 7.1%
Middlesex County Improvement
Authority, RB, Heldrich Center Hotel,
Series B, 6.25%, 1/01/37 (c)(d)	3,680	275,963

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB, AMT:
Continental Airlines, Inc.
Project, 6.25%, 9/15/29	$3,000	$3,011,970
Continental Airlines, Inc. Project,
7.00%, 11/15/30 (b)	15,410	15,468,404
New Jersey EDA, Refunding Special
Assignment, Kapkowski Road Landfill
Project, 6.50%, 4/01/28	8,000	9,558,720
New Jersey EDA, Cigarette Tax,
Refunding RB, 5.00%, 6/15/24	1,905	2,158,384
New Jersey Transportation Trust Fund
Authority, RB:
Transportation System, Series
A, 5.50%, 6/15/41	8,000	9,350,560
Series B, 5.25%, 6/15/36	4,810	5,542,130
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	3,080	2,929,912
		48,296,043
New York — 6.6%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%, 5/01/35
(c)(d)	1,820	409,482
Metropolitan Transportation Authority,
RB, Series E, 5.00%, 11/15/42	1,055	1,185,830
Metropolitan Transportation Authority,
Refunding RB, Transportation, Series
D, 5.25%, 11/15/40	2,375	2,684,439
New York City Industrial Development
Agency, RB, American Airlines, Inc., JFK
International Airport, AMT (b)(c)(d):
7.75%, 8/01/31	22,140	23,579,100
8.00%, 8/01/28	5,000	5,324,900
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	2,400	2,737,560
New York State Thruway Authority, RB,
Series I, 5.00%, 1/01/42	3,465	3,905,471
Port Authority of New York & New
Jersey, RB, JFK International Air
Terminal:
6.00%, 12/01/36	2,525	2,869,182
6.00%, 12/01/42	1,960	2,219,759
		44,915,723
North Carolina — 3.8%
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	12,130	10,958,363

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance
Agency, RB, Duke University Project,
Series B, 5.00%, 10/01/38	$10,000	$11,630,500
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	2,750	3,037,348
		25,626,211
Ohio — 2.9%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	6,125	6,769,595
County of Hamilton Ohio, RB, Christ
Hospital Project, 5.00%, 6/01/42	3,580	3,743,928
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	5,450	5,866,108
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.25%, 12/01/36	3,760	3,498,379
		19,878,010
Oregon — 0.1%
City of Tigard Washington County
Oregon, Refunding RB, Water System,
5.00%, 8/01/37	495	574,413
Pennsylvania — 0.9%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	2,255	1,841,433
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania, Inc. Project, 5.00%,
11/15/40	3,725	4,155,088
		5,996,521
Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp.,
RB:
CAB, Series A, 5.39%,
8/01/33 (a)	11,400	3,729,510
CAB, Series A, 5.64%,
8/01/36 (a)	40,000	10,532,800
First Sub-Series A, 6.50%,
8/01/44	10,900	13,011,657
		27,273,967
South Carolina — 1.9%
South Carolina Jobs-EDA, Refunding RB,
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	5,075	5,485,872

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	$6,455	$7,263,231
		12,749,103
Tennessee — 0.6%
Knox County Health Educational &
Housing Facilities Board Tennessee,
Refunding RB, CAB, Series A (AGM),
5.54%, 1/01/20 (a)	5,055	3,370,068
Rutherford County Health & Educational
Facilities Board, RB, 5.00%,
11/15/47	415	467,489
		3,837,557
Texas — 14.2%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	4,370	492,455
Central Texas Regional Mobility
Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	4,210	4,881,116
City of Austin Texas, Refunding RB,
Water & Wastewater System
Revenue, 5.00%, 11/15/37	1,235	1,441,492
City of Dallas Texas, Refunding RB,
Waterworks & Sewer System
Revenue, 5.00%, 10/01/35	2,970	3,425,182
City of Houston Texas, Refunding RB:
Combined First Lien, Series A
(AGC), 6.00%, 11/15/35	16,425	20,027,824
Senior Lien, Series A, 5.50%,
7/01/39	3,000	3,369,150
Harris County-Houston Sports Authority,
Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H,
5.95%, 11/15/35	5,000	1,275,750
CAB, Senior Lien, Series A,
5.95%, 11/15/38	12,580	2,694,762
Third Lien, Series A-3, 5.94%,
11/15/37	26,120	5,942,822
Lower Colorado River Authority,
Refunding RB:
(NPFGC), 5.00%, 5/15/13 (g)	55	57,077
LCRA Transmission Services
Project (AMBAC), 4.75%,
5/15/34	140	140,340
Series A (NPFGC), 5.00%,
5/15/13 (g)	5	5,189
North Texas Tollway Authority,
Refunding RB, Toll, Second Tier,
Series F, 6.13%, 1/01/31	12,180	13,469,497
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply, 5.50%,
8/01/25	6,540	7,309,104
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	7,930	9,369,454

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
Infrastructure, 7.00%, 6/30/40	$6,000	$7,324,800
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	6,500	7,804,290
University of Texas System, Refunding
RB, Financing System, Series B,
5.00%, 8/15/43	6,000	7,050,540
		96,080,844
Virginia — 1.8%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	2,240	2,242,442
Virginia Small Business Financing Authority,
RB, Senior Lien, Elizabeth River Crossings
OPCP LLC Project, AMT:
5.25%, 1/01/32	3,155	3,413,331
6.00%, 1/01/37	3,580	4,088,754
5.50%, 1/01/42	2,255	2,484,920
		12,229,447
Washington — 1.1%
Washington Health Care Facilities
Authority, RB, Swedish Health Services,
Series A, 6.75%, 5/15/21 (g)	3,900	5,439,564
Washington Health Care Facilities
Authority, Refunding RB, Providence
Health & Services, Series A, 5.00%,
10/01/42	1,980	2,208,809
		7,648,373
Wisconsin — 2.1%
Wisconsin Health & Educational
Facilities Authority, RB:
Ascension Health Senior Care
Group, 5.00%, 11/15/30	3,210	3,591,701
Ascension Health Senior Care
Group, 5.00%, 11/15/33	1,640	1,818,120
Aurora Health, Senior Credit
Group, 6.40%, 4/15/33	7,500	7,652,400
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health, Inc.,
5.38%, 10/01/30	1,205	1,209,266
		14,271,487
Total Municipal Bonds – 117.8%		797,940,200

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
Alabama Special Care Facilities
Financing Authority-Birmingham,
Refunding RB, Ascension Health
Senior Credit Group, Series C-2,
5.00%, 11/15/36	$4,548	$4,819,385
Arizona — 0.8%
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	4,760	5,289,986
California — 9.5%
California Educational Facilities
Authority, RB, University of Southern
California, Series B, 5.25%, 10/01/39	5,115	5,987,363
City of Los Angeles California
Department of Airports, Refunding RB,
Senior, Los Angeles International
Airport, Series A, 5.00%, 5/15/40	11,679	13,108,791
Los Angeles Community College District
California, GO, Election of 2001,
Series A (AGM), 5.00%, 8/01/32	4,500	5,073,030
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	3,260	3,823,898
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	18,540	20,849,157
University of California, RB:
Limited Project, Series B,
4.75%, 5/15/38	9,838	10,286,185
Series C (NPFGC), 4.75%,
5/15/37	5,000	5,197,750
		64,326,174
Colorado — 2.0%
Colorado Health Facilities Authority, RB,
Catholic Health:
Series C-3 (AGM), 5.10%,
10/01/41	7,600	8,117,256
Series C-7, 5.00%, 9/01/36	4,860	5,197,284
		13,314,540
Connecticut — 3.2%
Connecticut State Health & Educational
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	10,729,348
Series X-3, 4.85%, 7/01/37	9,360	10,709,712
		21,439,060
Florida — 1.1%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	6,629	7,460,083

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
Illinois — 0.9%
City of Chicago Illinois, Refunding RB,
5.00%, 11/01/42	$5,617	$6,394,907
Maryland — 1.3%
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
5.00%, 11/15/51	8,139	9,044,757
Massachusetts — 2.6%
Massachusetts School Building Authority,
RB, Senior Series B, 5.00%, 10/15/41	8,860	10,237,198
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	6,770	7,616,453
		17,853,651
Michigan — 0.9%
Detroit Water and Sewerage Department,
Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,063	3,221,346
5.25%, 7/01/39	2,649	2,793,267
		6,014,613
New Hampshire — 0.7%
New Hampshire Health & Education
Facilities Authority, RB, Dartmouth
College, 5.25%, 6/01/39	3,988	4,759,312
New York — 13.2%
Hudson New York Yards Infrastructure
Corp., Senior RB, Senior Series A,
5.75%, 2/15/47	3,130	3,668,268
New York City Municipal Water Finance
Authority, Refunding RB:
Series FF-2, 5.50%, 6/15/40	3,074	3,621,343
Water & Sewer System, Second
General Resolution, Series HH,
5.00%, 6/15/31	16,393	19,278,744
New York City Transitional Finance
Authority, Future Tax Secured
Revenue, Sub-Series E-1, RB, 5.00%,
2/01/42	4,799	5,540,152
New York Liberty Development Corp.,
RB, 1 World Trade Center Port
Authority Construction, 5.25%,
12/15/43	20,865	24,066,734
New York Liberty Development Corp.,
Refunding RB, 4 World Trade Center
Project, 5.75%, 11/15/51	12,610	14,919,521
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	16,708	18,178,369
		89,273,131

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (h)
Texas — 1.1%
Harris County Texas Metropolitan
Transit Authority, Refunding RB,
Series A, 5.00%, 11/01/41	$6,650	$7,612,986
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	7,153	7,817,434
Virginia — 1.8%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	10,767	12,386,412
Washington — 3.4%
Central Puget Sound Regional Transit
Authority, RB, Series A (AGM), 5.00%,
11/01/32	5,459	6,224,447
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	14,487	16,704,362
		22,928,809
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 44.4%		300,735,240
Total Long-Term Investments
(Cost – $1,013,946,237) – 162.2%		1,098,675,440

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01%,
8/01/12 (i)(j)	4,373,429	4,373,429
Total Short-Term Securities
(Cost – $4,373,429) – 0.7%		4,373,429
Total Investments (Cost - $1,018,319,666*) – 162.9%		1,103,048,869
Other Assets Less Liabilities – 1.1%		7,421,667
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable – (24.0)%		(162,304,970)
VMTP Shares, at Liquidation Value – (40.0)%		(270,800,000)
Net Assets Applicable to Common Shares – 100.0%		$677,365,566

*	At July 31, 2012, gross unrealized appreciation and gross unrealized depreciation as computed for federal income tax purposes, were as follows:

Tax cost	$856,181,407
Gross unrealized appreciation	$98,965,063
Gross unrealized depreciation	(14,317,517)
Net unrealized appreciation	$84,647,546

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional
Tax-Exempt
Fund	12,181,066	(7,807,637)	4,373,429	$918

(j)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	7

Schedule of Investments July 31, 2012 (concluded)	BlackRock Municipal Income Trust (BFK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$1,098,675,440	—	$1,098,675,440
Short-Term
securities	$4,373,429	—	—	4,373,429
Total	$4,373,429	$1,098,675,440	—	$1,103,048,869

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust
certificates	—	$(162,219,916)	—	$(162,219,916)
VMTP
Shares	—	(270,800,000)	—	(270,800,000)
Total	—	$(433,019,916)	—	$(433,019,916)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2012	8

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 25, 2012